Nature of Business and Basis of Presentation	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Nature of Business and Basis of Presentation
1.	Nature of Business and Basis of Presentation
Celularity Inc., (“Celularity” or the “Company”), formerly known as GX Acquisition Corp. (“GX”), was a blank check company incorporated in Delaware on August 24, 2018. The Company was formed for the purpose of effectuating a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or other similar business combination with one or more businesses.
On July 16, 2021 (the “Closing Date”), the Company consummated the previously announced merger pursuant to the Merger Agreement and Plan of Reorganization, dated January 8, 2021 (the “Merger Agreement”), by and among GX, Alpha First Merger Sub, Inc., a Delaware corporation and a direct, wholly owned subsidiary of GX (“First Merger Sub”), Celularity LLC (f/k/a Alpha Second Merger Sub LLC ), a Delaware limited liability company and a direct, wholly owned subsidiary of GX (“Second Merger Sub”), and the entity formerly known as Celularity Inc., incorporated under the laws of the state of Delaware on August 29, 2016 (“Legacy Celularity”). Upon completion of the merger transaction GX changed its name to Celularity Inc. The business combination was accounted for as a reverse recapitalization in conformity with accounting principles generally accepted in the United States (see Note 3).
Description of Business
Celularity is a clinical-stage biotechnology company leading the next evolution in cellular medicine by developing off-the-shelf
placental-derived allogeneic T cells engineered with chimeric antigen receptor (“CAR”) T cells, natural killer (“NK”) cells and mesenchymal-like
adherent stromal cells (“MLASCs”), targeting indications across cancer, infectious and degenerative diseases. Celularity is headquartered in Florham Park, NJ. Legacy Celularity acquired Anthrogenesis Corporation (“Anthrogenesis”) in August 2017 from Celgene Corporation (“Celgene”), a global biotechnology company that merged with Bristol Myers Squibb Company. Previously, Anthrogenesis operated as Celgene Cellular Therapeutics, Celgene’s cell therapy division. Celularity currently has three active clinical trials and intends to work with the U.S. Food and Drug Administration (“FDA”) to resolve its questions on an investigational new drug application (“IND”) it submitted in the first quarter of 2022 before commencing an additional clinical trial.
The Celularity IMPACT platform capitalizes on the benefits of placenta-derived cells to target multiple diseases, and provides seamless integration, from bio sourcing through manufacturing cryopreserved and packaged allogeneic cells at its purpose-built U.S.-based 147,215 square foot facility. Celularity’s placental-derived cells are allogeneic, meaning they are intended for use in any patient, as compared to autologous cells, which are derived from an individual patient for that patient’s use. From a single source material, the postpartum human placenta, Celularity derives four allogeneic cell types: T cells, unmodified NK cells, genetically-modified
NK cells and MLASCs, which have resulted in five key cell therapeutic programs:
CYCART-19,
CYNK-001,
CYNK-101,
APPL-001
and
PDA-002,
focused on six initial indications.
CYCART-19
is a placental-derived
CAR-T
cell therapy, in development for the treatment of B-cell malignancies, initially targeting the CD19 receptor.
CYNK-001
is a placental-derived unmodified NK cell in development for the treatment of acute myeloid leukemia (“AML”), a blood cancer, and for glioblastoma multiforme (“GBM”), a solid tumor cancer.
CYNK-101
is a placental-derived genetically modified NK cell in development, to be evaluated in combinaion with a monoclonal antibody to target HER2+ cancers, such as gastric cancer.
APPL-001
is a placenta-derived MLASC being developed for the treatment of Crohn’s disease.
The Company is subject to risks and uncertainties common to early-stage companies in the biotechnology industry, including, but not limited to, development by competitors of new technological innovations, dependence on Key personnel, protection of proprietary technology, compliance with governmental regulations and the ability to secure additional capital to fund operations. Drug candidates currently under development will require significant additional approval prior to commercialization, including extensive preclinical and clinical testing and regulatory approval. These efforts require significant amounts of additional capital, adequate personnel, and infrastructure and extensive compliance-reporting capabilities. Even if the Company’s drug development efforts are successful, it is uncertain when, if ever, the Company will realize significant revenue from product sales.
COVID-19
On March 10, 2020, the World Health Organization declared the
COVID-19
outbreak a pandemic. The virus and actions taken to mitigate its spread have had, and are expected to continue to have, a broad adverse impact on the economies and financial markets of many countries, including the geographical areas in which the Company operates and conducts its business and which the Company’s partners operate and conduct their business. The Company is currently following the recommendations of local health authorities to minimize exposure risk for its team members and visitors. However, the scale and scope of this pandemic is unknown and the duration of the business disruption and related financial impact cannot be reasonably estimated at this time. While management has implemented specific business continuity plans to reduce the potential impact of
COVID-19,
there is no guarantee that the Company’s continuity plans will be successful.
Although the Company was able to operate continuously since the pandemic began, the Company implemented work-from-home
policies as needed following local health recommendations for non-essential
employees and employees whose roles are able to be performed remotely. Because certain elements of the Company’s operations (such as processing placental tissue, certain biological assays, translational research and storage of cord blood) cannot be performed remotely, the Company instituted controls and protocols including mandatory temperature checking, symptom assessment forms, incremental cleaning and sanitization of common surfaces to mitigate risks to employees.
Due to a broad decline in economic activity and restrictions on physical access to certain medical facilities, the Company did experience a decrease in the net revenues of its degenerative disease business due to the pandemic in 2021. As for clinical trials, the Company did not cancel or postpone enrollment solely due to the risks of
COVID-19.
However, enrollment in the clinical trial evaluating
CYNK-001
for AML experienced some delays in the first half of 2020 as sites assessed their safety protocols and experienced high volumes of
COVID-19
patients. Enrollment has continued in the AML trial and remains ongoing. As a result, during 2020 the Company had a year-over-year increase in research and development expenses notwithstanding the enrollment delays. The Company also initiated a clinical trial evaluating
CYNK-001
in patients with
COVID-19,
which necessitated additional research and development and project management resources. The Company believes that it would have deployed its human and capital resources to other efforts, such as its
CYCART-19
clinical development program, had the
COVID-19
pandemic not struck.
COVID-19
did not have a material negative impact on oncology clinical trial patient accrual rates during 2021. However, screenings and enrollments in the
COVID-19
trial were lower once vaccines became more widely available. During 2021, Celularity continued to utilize mandatory temperature checking and symptom assessment forms and, commencing with the third quarter of 2021, instituted additional safety protocols for unvaccinated employees. Celularity also utilized a liaison to help schedule vaccination appointments for employees.
The extent to which
COVID-19
or any other health epidemic may impact the Company’s results will depend on future developments, which are highly uncertain and cannot be predicted, including new information that may emerge concerning the severity of
COVID-19
and the actions to contain
COVID-19
or treat its impact, among others. Accordingly,
COVID-19
could have a material adverse effect on the Company’s business, results of operations, financial condition, and prospects.
Going Concern
In accordance with Accounting Standards Update (“ASU”) No.
2014-15,
Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern (Subtopic
205-40)
, the Company has evaluated whether there are certain conditions and events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date that the condensed consolidated financial statements are issued.
Since its inception, Legacy Celularity funded its operations primarily with proceeds from the sales of preferred stock as well as revenues generated through its biobanking and degenerative disease commercial operations. The Company has incurred recurring losses since its inception, including net losses of $62,867 and $100,118 for the three months ended March 31, 2022 and the year ended December 31, 2021, respectively. In addition, as of March 31, 2022, the Company had an accumulated deficit of $722,552. The Company expects to continue to generate operating losses for the foreseeable future. As of March 31, 2022, the Company expects that its cash and cash equivalents will not be sufficient to fund its operating expenses and capital expenditure requirements through at least 12 months from the issuance of the condensed consolidated financial statements.
The Company is seeking additional funding through public or private equity and/or debt financings. The Company may not be able to obtain financing on acceptable terms, or at all. The terms of any financing may adversely affect the holdings or the rights of the Company’s stockholders.
Based on its recurring losses from operations incurred since inception, expectation of continuing operating losses for the foreseeable future, and need to raise additional capital to finance its future operations, the Company has concluded that there is substantial doubt about its ability to continue as a going concern.
The accompanying condensed consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty. Accordingly, the unaudited condensed consolidated financial statements have been prepared on a basis that assumes the Company will continue as a going concern and which contemplates the realization of assets and satisfaction of liabilities and commitments in the ordinary course of business.

1. Nature of Business and Basis of Presentation

Celularity Inc., (“Celularity” or the “Company”), formerly known as GX Acquisition Corp. (“GX”), was a blank check company incorporated in Delaware on August 24, 2018. The Company was formed for the purpose of effectuating a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or other similar business combination with one or more businesses.
On July 16, 2021 (the “Closing Date”), the Company consummated the previously announced merger pursuant to the Merger Agreement and Plan of Reorganization, dated January 8, 2021 (the “Merger Agreement”), by and among GX, Alpha First Merger Sub, Inc., a Delaware corporation and a direct, wholly owned subsidiary of GX (“First Merger Sub”), Celularity LLC (f/k/a Alpha Second Merger Sub LLC), a Delaware limited liability company and a direct, wholly owned subsidiary of GX (“Second Merger Sub”), and the entity formerly known as Celularity Inc., incorporated under the laws of the state of Delaware on August 29, 2016 (“Legacy Celularity”). Upon completion of the merger transaction, GX changed its name to Celularity Inc.
The business combination was accounted for as a reverse recapitalization in conformity with accounting principles generally accepted in the United States (see Note 3). Reported shares and earnings per share available to holders of the Company’s common stock, prior to the business combination, have been retroactively restated as shares reflecting the exchange ratio established in the business combination (1.00 share of Legacy Celularity for approximately 0.7686 shares of Celularity).
Description of Business
Celularity is a clinical-stage biotechnology company leading the next evolution in cellular medicine by developing off-the-shelf
placental-derived allogeneic T cells engineered with chimeric antigen receptor (“CAR”) T cells, natural killer (“NK”) cells and mesenchymal-like adherent stromal cells (“ASCs”), targeting indications across cancer, infectious and degenerative diseases. Celularity is headquartered in Florham Park, NJ. Legacy Celularity acquired Anthrogenesis Corporation (“Anthrogenesis”) in August 2017 from Celgene Corporation (“Celgene”), a global biotechnology company that merged with Bristol Myers Squibb Company. Previously, Anthrogenesis operated as Celgene Cellular Therapeutics, Celgene’s cell therapy division. Celularity currently has three

active clinical trials and plans to submit two additional investigational new drug (“IND”) applications in 2022. The Celularity IMPACT platform capitalizes on the benefits of placenta-derived cells to target multiple diseases, and provides seamless integration, from bio sourcing through manufacturing cryopreserved and packaged allogeneic cells at its purpose-built U.S.-based

150,000

square foot facility. Celularity’s placental-derived cells are allogeneic, meaning they are intended for use in any patient, as compared to autologous cells, which are derived from an individual patient for that patient’s use. From a single source material, the postpartum human placenta, Celularity derives four allogeneic cell types: T cells, unmodified NK cells, genetically-modified NK cells and ASCs, which have resulted in five key cell therapeutic programs:
CYCART-19,
CYNK-001,
CYNK-101,
APPL-001
and
PDA-002,
focused on six initial indications.
CYCART-19
is a placental-derived
CAR-T
cell therapy, in development for the treatment of
B-cell
malignancies, initially targeting the CD19 receptor.
CYNK-001
is a placental-derived unmodified NK cell in development for the treatment of acute myeloid leukemia (“AML”), a blood cancer, and for glioblastoma multiforme (“GBM”), a solid tumor cancer.
CYNK-101
is a placental-derived genetically modified NK cell in development, to be evaluated in combination with a monoclonal antibody to target HER2+ cancers, such as gastric cancer.
APPL-001
is a placenta-derived ASC being developed for the treatment of Crohn’s disease.
The Company is subject to risks and uncertainties common to early-stage companies in the biotechnology industry, including, but not limited to, development by competitors of new technological innovations, dependence on key personnel, protection of proprietary technology, compliance with governmental regulations and the ability to secure additional capital to fund operations. Drug candidates currently under development will require significant additional approval prior to commercialization, including extensive preclinical and clinical testing and regulatory approval. These efforts require significant amounts of additional capital, adequate personnel, and infrastructure and extensive compliance-reporting capabilities. Even if the Company’s drug development efforts are successful, it is uncertain when, if ever, the Company will realize significant revenue from product sales.
Acquisitions
Shortly after Legacy Celularity’s incorporation in 2016, it completed four business combinations. Legacy Celularity did not have any significant activities prior to its acquisitions.
On May 31, 2017, Legacy Celularity acquired HLI Cellular Therapeutics, LLC (“HLI CT”) from Human Longevity Inc. (“Human Longevity”). HLI CT operated LifebankUSA, a private umbilical cord blood stem cell and cord tissue bank that offers parents the option to collect, process and cryogenically preserve newborn umbilical cord blood stem cells and cord tissue units. The HLI CT acquisition also provided Legacy Celularity with rights to a portfolio of biomaterial assets, including Biovance
®
 and Interfyl
®
 as well as
PSC-100,
a development-stage placental stem cell program. Prior to the acquisition, Human Longevity entered into to a Supply Agreement and a License, Marketing and Development Agreement (collectively, “the HLI Agreements”) with Alliqua Biomedical Inc. (“Alliqua”). The HLI Agreements gave Alliqua exclusive rights to market and distribute Biovance
®
 and Interfyl
®
. Rights, title and interest into the HLI Agreements transferred to the Company as a result of the HLI CT acquisition. In aggregate, the fair value of the consideration to acquire HLI CT was $28,876. The acquisition led to goodwill and intangible assets including in-process research
and development (“IPR&D”) and a licensing agreement.
On August 15, 2017, Legacy Celularity executed a Merger Agreement with Celgene whereupon it acquired Anthrogenesis, a wholly-owned subsidiary of Celgene (the “Anthrogenesis Merger Agreement”). The Anthrogenesis acquisition included a portfolio of pre-clinical and
clinical stage assets, including key cellular therapeutic assets in immuno-oncology, inflammatory and age-related diseases,
that Legacy Celularity continues to develop. The Anthrogenesis acquisition gives Legacy Celularity access to Anthrogenesis’ proprietary technologies and processes for the recovery of large quantities of high-potential stem cells and cellular therapeutic products derived from postpartum human placentas (each an “Anthrogenesis Product”). As part of the Anthrogenesis acquisition, some of the inventors of the Anthrogenesis Products and other key members of the Anthrogenesis Product development team joined Legacy Celularity. In aggregate, the fair value of the consideration to acquire Anthrogenesis was $346,430. The acquisition led to goodwill and intangible assets including IPR&D and a licensing agreement and contingent value rights (“CVR”) agreement.
In August 2017, Legacy Celularity issued shares of its Series X Preferred Stock to Celgene as merger consideration and entered into a contingent value rights agreement (the “CVR Agreement”) with Celgene pursuant to which it issued one
CVR in respect of each share of Series X Preferred Stock issued to Celgene in connection with the Anthrogenesis acquisition. The CVR Agreement entitles the holders of the CVRs to an aggregate amount, on a per program basis, of $50,000 in regulatory milestones and an aggregat
e $125,000 in commercial milestone payments with respect to certain programs. In addition, with respect to each such program and calendar year, the CVR holders will be entitled, with respect to a given calendar year and program, to receive a royalty equal to a mid-teen percentage
of the annual net sales for such program, from the date of the first commercial sale of such program’s product in a particular country until the latest to occur of the expiration of the last to expire of any valid patent claim covering such program product in such country, the expiration of marketing exclusivity with respect to such product in such country, and August 2027 (i.e., the tenth anniversary of the closing of the acquisition of Anthrogenesis). Celularity estimates the liability associated with the CVR quarterly. Changes to that liability include but are not limited to changes in Celularity clinical programs, assumptions about the commercial value of those programs and the time value of money.

On May 7, 2018, the Company completed an Asset Purchase Agreement with Alliqua, a regenerative technologies company that commercializes regenerative medical products (the “Alliqua APA”). The Alliqua APA included the acquisition of Alliqua’s biologic wound care business, including the marketing and distribution rights to Biovance
®
 and Interfyl
®
 as well as a Class II medical device, the MIST
®
 and UltraMIST
®
 Therapy Systems. In connection with the Alliqua APA, the Company paid cash consideration
 o
f $
29,000
. The Alliqua acquisition led to goodwill and intangible assets.
No
debt or significant liabilities were assumed by the Company.
On October 5, 2018, the Company acquired CariCord Inc. (“CariCord”), a family cord blood bank established by ClinImmune Labs University of Colorado Cord Blood Bank (“ClinImmune Labs”) and the Regents of the University of Colorado, a body corporate, for and on behalf of the University of Colorado School of Medicine (the “University of Colorado”). In the aggregate, the fair value of the consideration to acquire CariCord was $9,326. The acquisition led to goodwill and intangible assets.
COVID-19
On March 10, 2020, the World Health Organization declared the
COVID-19
outbreak a pandemic. The virus and actions taken to mitigate its spread have had, and are expected to continue to have, a broad adverse impact on the economies and financial markets of many countries, including the geographical areas in which the Company operates and conducts its business and which the Company’s partners operate and conduct their business. The Company is currently following the recommendations of local health authorities to minimize exposure risk for its team members and visitors. However, the scale and scope of this pandemic is unknown and the duration of the business disruption and related financial impact cannot be reasonably estimated at this time. While management has implemented specific business continuity plans to reduce the potential impact of
COVID-19,
there is no guarantee that the Company’s continuity plans will be successful.
Although the Company was able to operate continuously throughout 2020 and 2021, the Company implemented work-from-home policies as needed following local health recommendations for non-essential
employees and employees whose roles are able to be performed remotely. Because certain elements of the Company’s operations (such as processing placental tissue, certain biological assays, translational research and storage of cord blood) cannot be performed remotely, the Company instituted controls and protocols including mandatory temperature checking, symptom assessment forms, incremental cleaning and sanitization of common surfaces to mitigate risks to employees.
Due to a broad decline in economic activity and restrictions on physical access to certain medical facilities, the Company did experience a decrease in the net revenues of its degenerative disease business due to the pandemic in 2021. As for clinical trials, the Company did not cancel or postpone enrollment solely due to the risks of
COVID-19.
However, enrollment in the clinical trial evaluating
CYNK-001
for AML experienced some delays in the first half of 2020 as sites assessed their safety protocols and experienced high volumes of
COVID-19
patients. Enrollment has continued in the AML trial and remains ongoing. As a result, during 2020 the Company had a year-over-year increase in research and development expenses notwithstanding the enrollment delays. The Company also initiated a clinical trial evaluating
CYNK-001
in patients with
COVID-19,
which necessitated additional research and development and project management resources. The Company believes that it would have deployed its human and capital resources to other efforts, such as its
CYCART-19
clinical development program, had the
COVID-19
pandemic not struck.
COVID-19
did not have a material negative impact on oncology clinical trial patient accrual rates during 2021. However, screenings and enrollments in the
COVID-19
trial were lower once vaccines became more widely available. During 2021, Celularity continued to utilize mandatory temperature checking and symptom assessment forms and, commencing with the third quarter of 2021, instituted additional safety protocols for unvaccinated employees. Celularity also utilized a liaison to help schedule vaccination appointments for employees.
The extent to which
COVID-19
or any other health epidemic may impact the Company’s results will depend on future developments, which are highly uncertain and cannot be predicted, including new information that may emerge concerning the severity of
COVID-19
and the actions to contain
COVID-19
or treat its impact, among others. Accordingly,
COVID-19
could have a material adverse effect on the Company’s business, results of operations, financial condition, and prospects.
Going Concern
In accordance with Accounting Standards Update (“ASU”)
No. 2014-15,
 Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern (Subtopic
205-40)
, the Company has evaluated whether there are certain conditions and events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date that the consolidated financial statements are issued.
Since its inception, Legacy Celularity funded its operations primarily with proceeds from the sales of preferred stock as well as revenues generated through its biobanking and degenerative disease commercial operations. The Company has incurred recurring losses since its inception, including net losses of
$100,118 and $208,233 for the years ended December 31, 2021 and 2020, respectively. In addition, as of December 31, 2021, the Company had an accumulated deficit of $663,681. The Company expects to continue to generate operating losses for the foreseeable future. As of the date these financial statements are issued, the Company expects that its cash and cash equivalents will not be sufficient to fund its operating expenses and capital expenditure requirements through at least 12 months from the issuance of the consolidated financial statements.
The Company is seeking additional funding through public or private equity and/or debt financings. The Company may not be able to obtain financing on acceptable terms, or at all. The terms of any financing may adversely affect the holdings or the rights of the Company’s stockholders.
Based on its recurring losses from operations incurred since inception, expectation of continuing operating losses for the foreseeable future, and need to raise additional capital to finance its future operations, the Company has concluded that there is substantial doubt about its ability to continue as a going concern.
The accompanying consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty. Accordingly, the consolidated financial statements have been prepared on a basis that assumes the Company will continue as a going concern and which contemplates the realization of assets and satisfaction of liabilities and commitments in the ordinary course of business.